Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.2%)
Communication Services (8.1%)
*	Alphabet Inc. Class A	2,736,315	382,236
*	Meta Platforms Inc. Class A	568,446	201,207
*	Alphabet Inc. Class C	1,149,952	162,063
*	Netflix Inc.	180,298	87,783
	T-Mobile US Inc.	431,709	69,216
	AT&T Inc.	2,357,050	39,551
*	Live Nation Entertainment Inc.	351,742	32,923
	Omnicom Group Inc.	375,283	32,466
	Verizon Communications Inc.	322,290	12,150
	Electronic Arts Inc.	86,900	11,889
	Walt Disney Co.	114,290	10,319
*	Trade Desk Inc. Class A	47,700	3,432
	Iridium Communications Inc.	80,000	3,293
*	Yelp Inc.	49,500	2,343
*	Lumen Technologies Inc.	1,217,500	2,228
	Fox Corp. Class B	44,600	1,233
	Fox Corp. Class A	37,800	1,122
*	Spotify Technology SA	5,400	1,015
*	AMC Networks Inc. Class A	45,900	862
*	Eventbrite Inc. Class A	100,000	836
*	Snap Inc. Class A	43,400	735
*	Altice USA Inc. Class A	211,600	688
	Warner Music Group Corp. Class A	17,271	618
*	Gogo Inc.	58,200	590
*	Globalstar Inc.	296,900	576
*	Vimeo Inc.	146,492	574
*	QuinStreet Inc.	27,200	349
*	IDT Corp. Class B	9,000	307
*	Gannett Co. Inc.	131,846	303
*	Lions Gate Entertainment Corp. Class A	26,400	288
*	Liberty Media Corp. - Liberty Formula One Class A	4,500	261
	Gray Television Inc.	20,800	186
	Scholastic Corp.	3,300	124
*	Liberty Media Corp. - Liberty Formula One Class C	1,800	114
*	Madison Square Garden Sports Corp.	600	109
*	Match Group Inc.	2,900	106
*	Lions Gate Entertainment Corp. Class B	10,199	104
*	Liberty Global Ltd. Class A	5,700	101
*	EW Scripps Co. Class A	10,100	81
*	Charter Communications Inc. Class A	200	78
	Sinclair Inc.	6,000	78
	Paramount Global Class B	5,200	77

		Shares	Market Value ($000)
*	Frontier Communications Parent Inc.	2,900	73
	John Wiley & Sons Inc. Class A	1,900	60
*	ZipRecruiter Inc. Class A	3,300	46
*	United States Cellular Corp.	1,000	42
	Sirius XM Holdings Inc.	5,600	31
*	DHI Group Inc.	10,500	27
	Entravision Communications Corp. Class A	6,400	27
*	WideOpenWest Inc.	5,200	21
*	Consolidated Communications Holdings Inc.	2,800	12
*	comScore Inc.	594	10
*	Liberty Media Corp. - Liberty SiriusXM Class C	100	3
*,1	Yandex NV Class A	23,500	—
			1,064,966
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	3,951,710	600,423
*	Tesla Inc.	610,186	151,619
*	Chipotle Mexican Grill Inc.	62,280	142,432
*	Booking Holdings Inc.	36,628	129,928
	Ross Stores Inc.	799,496	110,642
*	AutoZone Inc.	29,411	76,045
	McDonald's Corp.	249,529	73,988
	Marriott International Inc. Class A	306,862	69,200
	Starbucks Corp.	707,872	67,963
	Lennar Corp. Class A	454,441	67,730
	TJX Cos. Inc.	685,550	64,311
	Home Depot Inc.	173,482	60,120
	NIKE Inc. Class B	252,204	27,382
	PulteGroup Inc.	253,920	26,210
	DR Horton Inc.	171,870	26,121
	Lowe's Cos. Inc.	108,335	24,110
	Yum! Brands Inc.	128,693	16,815
*	Ulta Beauty Inc.	30,983	15,181
*	Royal Caribbean Cruises Ltd.	116,630	15,102
*	Airbnb Inc. Class A	109,100	14,853
	Genuine Parts Co.	102,600	14,210
*	O'Reilly Automotive Inc.	13,440	12,769
	Domino's Pizza Inc.	30,712	12,660
	Darden Restaurants Inc.	76,183	12,517
	Hilton Worldwide Holdings Inc.	68,510	12,475
	Las Vegas Sands Corp.	246,050	12,108
*	Expedia Group Inc.	77,290	11,732
	General Motors Co.	239,200	8,592
	H&R Block Inc.	148,700	7,193
	Bath & Body Works Inc.	163,470	7,055
	Advance Auto Parts Inc.	105,100	6,414
	Williams-Sonoma Inc.	27,900	5,630
*	Lululemon Athletica Inc.	9,130	4,668
*	Duolingo Inc.	19,698	4,468
*	Chegg Inc.	328,400	3,731
	Tapestry Inc.	95,050	3,499
*	Figs Inc. Class A	448,000	3,114
	Harley-Davidson Inc.	83,000	3,058
	VF Corp.	145,300	2,732
	Penske Automotive Group Inc.	16,700	2,680
*	Mohawk Industries Inc.	23,920	2,476
	Newell Brands Inc.	209,400	1,818
	Marriott Vacations Worldwide Corp.	19,200	1,630
*	Coursera Inc.	82,900	1,606

		Shares	Market Value ($000)
	Yum China Holdings Inc.	37,600	1,595
*	Caesars Entertainment Inc.	33,100	1,552
	Phinia Inc.	41,709	1,263
*	Visteon Corp.	10,036	1,253
*	Aptiv plc	11,400	1,023
*	GoPro Inc. Class A	271,935	944
	Dick's Sporting Goods Inc.	6,200	911
	Aaron's Co. Inc.	75,300	819
	Group 1 Automotive Inc.	2,500	762
*	Adient plc	20,000	727
*	Grand Canyon Education Inc.	5,406	714
	Acushnet Holdings Corp.	11,148	704
	Pool Corp.	1,600	638
	Laureate Education Inc.	45,900	629
*	Genesco Inc.	17,408	613
*	Sleep Number Corp.	39,317	583
*	Playa Hotels & Resorts NV	59,069	511
*	ODP Corp.	8,900	501
*	Under Armour Inc. Class C	54,700	457
*	Children's Place Inc.	18,000	418
*	Coupang Inc.	25,700	416
	Toll Brothers Inc.	3,800	391
*	Qurate Retail Inc. Series A	433,200	379
*	CarParts.com Inc.	114,400	361
*	AutoNation Inc.	2,315	348
*	Adtalem Global Education Inc.	4,364	257
*	CarMax Inc.	3,000	230
	Hibbett Inc.	2,500	180
*	American Public Education Inc.	17,594	170
	Monarch Casino & Resort Inc.	2,312	160
*	Vizio Holding Corp. Class A	20,400	157
*	LL Flooring Holdings Inc.	38,719	151
*	Zumiez Inc.	7,402	150
	Best Buy Co. Inc.	1,900	149
*	NVR Inc.	21	147
*	JAKKS Pacific Inc.	4,000	142
*	Noodles & Co.	43,239	136
*	Lovesac Co.	5,100	130
	Leggett & Platt Inc.	4,800	126
	LKQ Corp.	1,800	86
*	Fossil Group Inc.	58,423	85
*	Universal Electronics Inc.	8,596	81
	Murphy USA Inc.	200	71
	Wynn Resorts Ltd.	600	55
*	Container Store Group Inc.	17,600	40
*	2U Inc.	29,182	36
	Build-A-Bear Workshop Inc.	1,210	28
*	Green Brick Partners Inc.	400	21
	Cato Corp. Class A	2,200	16
*	Duluth Holdings Inc. Class B	2,768	15
*	Barnes & Noble Education Inc.	9,507	14
*	American Outdoor Brands Inc.	1,208	10
			1,960,365
Consumer Staples (4.2%)
	Procter & Gamble Co.	634,983	93,050
	Walmart Inc.	527,762	83,202
	Target Corp.	413,710	58,921
	Costco Wholesale Corp.	83,761	55,289

		Shares	Market Value ($000)
	Coca-Cola Co.	905,388	53,355
	PepsiCo Inc.	258,567	43,915
*	Monster Beverage Corp.	458,350	26,406
	Kimberly-Clark Corp.	151,400	18,397
	Colgate-Palmolive Co.	205,400	16,372
	Kroger Co.	320,500	14,650
	Clorox Co.	82,000	11,692
	Hershey Co.	51,900	9,676
	Philip Morris International Inc.	97,000	9,126
	Sysco Corp.	115,194	8,424
	General Mills Inc.	108,100	7,042
	Molson Coors Beverage Co. Class B	100,600	6,158
	Coca-Cola Europacific Partners plc	75,000	5,006
	Tyson Foods Inc. Class A	75,500	4,058
	Altria Group Inc.	93,600	3,776
*	United Natural Foods Inc.	210,600	3,418
*	Vita Coco Co. Inc.	107,800	2,765
*	Performance Food Group Co.	37,215	2,573
	Coca-Cola Consolidated Inc.	2,100	1,950
	McCormick & Co. Inc.	27,100	1,854
	Archer-Daniels-Midland Co.	24,900	1,798
	Estee Lauder Cos. Inc. Class A	11,300	1,653
	Vector Group Ltd.	86,300	973
	Dollar General Corp.	6,500	884
	WK Kellogg Co.	44,600	586
	Medifast Inc.	7,651	514
	SpartanNash Co.	22,200	509
	Conagra Brands Inc.	16,900	484
*	Olaplex Holdings Inc.	170,400	433
	Nu Skin Enterprises Inc. Class A	20,700	402
*	BellRing Brands Inc.	6,600	366
	Kellanova	5,802	324
	Flowers Foods Inc.	6,952	156
	Reynolds Consumer Products Inc.	5,300	142
	Hormel Foods Corp.	3,800	122
*	Hain Celestial Group Inc.	8,500	93
*	US Foods Holding Corp.	700	32
*	Celsius Holdings Inc.	500	27
*	Chefs' Warehouse Inc.	600	18
			550,591
Energy (4.0%)
	Exxon Mobil Corp.	1,074,791	107,458
	Shell plc ADR	1,377,800	90,659
	BP plc ADR	2,511,852	88,920
	Chevron Corp.	395,435	58,983
	Marathon Petroleum Corp.	175,000	25,963
	Cheniere Energy Inc.	125,900	21,492
	Valero Energy Corp.	148,824	19,347
	Baker Hughes Co.	414,710	14,175
	Schlumberger NV	244,480	12,723
	APA Corp.	311,290	11,169
	Phillips 66	76,690	10,210
	Devon Energy Corp.	204,900	9,282
*	Southwestern Energy Co.	997,796	6,536
	Hess Corp.	36,900	5,319
	Pioneer Natural Resources Co.	22,700	5,105
	Range Resources Corp.	153,600	4,676
	Halliburton Co.	124,690	4,507

		Shares	Market Value ($000)
	ConocoPhillips	32,500	3,772
*	CNX Resources Corp.	183,903	3,678
	Kinder Morgan Inc.	143,400	2,530
*	Transocean Ltd. (XNYS)	353,000	2,241
	Equitrans Midstream Corp.	200,100	2,037
	Marathon Oil Corp.	72,600	1,754
	Occidental Petroleum Corp.	26,100	1,558
	PBF Energy Inc. Class A	35,300	1,552
	Targa Resources Corp.	15,920	1,383
	Peabody Energy Corp.	29,900	727
*	Antero Resources Corp.	30,300	687
	Coterra Energy Inc.	22,400	572
	Williams Cos. Inc.	15,700	547
	SM Energy Co.	12,073	467
	Golar LNG Ltd.	19,500	448
	Delek US Holdings Inc.	15,700	405
	EOG Resources Inc.	2,500	302
	Liberty Energy Inc.	15,700	285
	Ovintiv Inc. (XNYS)	5,600	246
[2]	Euronav NV	13,800	243
*,2	Tellurian Inc.	266,000	201
*	Teekay Corp.	27,511	197
	Frontline plc	8,520	171
	California Resources Corp.	3,075	168
*	REX American Resources Corp.	2,700	128
*	Gevo Inc.	108,150	125
*	Gulfport Energy Corp.	800	107
*	Oceaneering International Inc.	3,893	83
*	TETRA Technologies Inc.	18,000	81
*	Expro Group Holdings NV	4,632	74
*	Par Pacific Holdings Inc.	1,200	44
			523,337
Financials (12.5%)
	Visa Inc. Class A	882,981	229,884
*	Berkshire Hathaway Inc. Class B	333,627	118,991
	American Express Co.	479,997	89,923
	JPMorgan Chase & Co.	512,261	87,136
	S&P Global Inc.	180,594	79,555
*	Arch Capital Group Ltd.	1,030,923	76,567
	Mastercard Inc. Class A	171,470	73,134
	Northern Trust Corp.	817,594	68,989
	Ares Management Corp. Class A	547,720	65,135
	KKR & Co. Inc.	661,559	54,810
	Progressive Corp.	314,171	50,041
	CME Group Inc.	147,360	31,034
	Cincinnati Financial Corp.	293,970	30,414
	Tradeweb Markets Inc. Class A	314,138	28,549
	W R Berkley Corp.	353,645	25,010
	Charles Schwab Corp.	363,160	24,985
	Chubb Ltd.	110,287	24,925
	Cboe Global Markets Inc.	135,570	24,207
	MSCI Inc.	42,240	23,893
	MetLife Inc.	345,574	22,853
*	PayPal Holdings Inc.	328,870	20,196
	Bank of America Corp.	590,000	19,865
	Travelers Cos. Inc.	102,200	19,468
	American International Group Inc.	287,104	19,451
	Fifth Third Bancorp	548,352	18,913

		Shares	Market Value ($000)
	Apollo Global Management Inc.	188,600	17,576
	Zions Bancorp NA	378,800	16,618
	Fidelity National Information Services Inc.	272,400	16,363
	Wells Fargo & Co.	329,300	16,208
*	NU Holdings Ltd. Class A	1,890,900	15,751
	Moody's Corp.	35,933	14,034
	Capital One Financial Corp.	100,040	13,117
	M&T Bank Corp.	95,420	13,080
*	Fiserv Inc.	93,440	12,413
	Everest Group Ltd.	34,519	12,205
	Loews Corp.	174,865	12,169
	Marsh & McLennan Cos. Inc.	60,090	11,385
	Morgan Stanley	120,900	11,274
	Discover Financial Services	89,855	10,100
	Brown & Brown Inc.	123,960	8,815
	Affiliated Managers Group Inc.	57,910	8,769
	Globe Life Inc.	67,278	8,189
	MarketAxess Holdings Inc.	26,785	7,844
	Bank of New York Mellon Corp.	143,700	7,480
*	FleetCor Technologies Inc.	25,820	7,297
	Assurant Inc.	33,799	5,695
	Virtu Financial Inc. Class A	251,400	5,093
	Comerica Inc.	86,460	4,825
	FS KKR Capital Corp.	216,100	4,315
	Unum Group	94,900	4,291
*	StoneCo. Ltd. Class A	207,000	3,732
	Western Union Co.	288,700	3,441
	Nasdaq Inc.	38,600	2,244
	Aflac Inc.	26,895	2,219
	Federated Hermes Inc.	56,600	1,916
	First Horizon Corp.	117,500	1,664
*	Flywire Corp.	68,900	1,595
	PNC Financial Services Group Inc.	10,100	1,564
	Lincoln National Corp.	57,900	1,562
	State Street Corp.	19,500	1,510
	Ameriprise Financial Inc.	3,600	1,367
	Prudential Financial Inc.	12,042	1,249
	Truist Financial Corp.	32,300	1,192
	KeyCorp.	77,900	1,122
	Enact Holdings Inc.	37,400	1,080
	UBS Group AG (Registered)	33,100	1,023
	Equitable Holdings Inc.	28,700	956
	Western Alliance Bancorp	13,017	856
	Arthur J Gallagher & Co.	3,800	855
*	WEX Inc.	4,300	837
	Invesco Ltd.	45,600	813
	Jefferies Financial Group Inc.	19,500	788
	Burford Capital Ltd.	49,000	764
*	Customers Bancorp Inc.	13,200	761
	BOK Financial Corp.	8,700	745
*	Encore Capital Group Inc.	12,800	650
	Aon plc Class A (XNYS)	2,200	640
	Franklin Resources Inc.	21,400	637
	Hartford Financial Services Group Inc.	7,722	621
*	Payoneer Global Inc.	118,400	617
	Raymond James Financial Inc.	5,396	602
	Rithm Capital Corp.	55,100	588
	Live Oak Bancshares Inc.	10,500	478

		Shares	Market Value ($000)
	First Foundation Inc.	48,254	467
*	LendingClub Corp.	51,900	454
	Kinsale Capital Group Inc.	1,300	435
	Reinsurance Group of America Inc.	2,600	421
*	PROG Holdings Inc.	11,700	362
	James River Group Holdings Ltd.	38,700	358
*	Paysafe Ltd.	24,600	315
	OneMain Holdings Inc.	5,800	285
*	Markel Group Inc.	200	284
	American Financial Group Inc.	2,300	273
*	PRA Group Inc.	9,320	244
	Berkshire Hills Bancorp Inc.	9,777	243
	MGIC Investment Corp.	12,600	243
	East West Bancorp Inc.	3,200	230
*	EZCorp. Inc. Class A	25,400	222
	Federal Agricultural Mortgage Corp. Class C	1,100	210
	Carlyle Secured Lending Inc.	13,800	206
	Ladder Capital Corp.	16,916	195
	LPL Financial Holdings Inc.	800	182
	Stifel Financial Corp.	2,598	180
	First Internet Bancorp	7,048	170
	Nelnet Inc. Class A	1,900	168
	Hanmi Financial Corp.	8,590	167
	Granite Point Mortgage Trust Inc.	25,033	149
*	Ryan Specialty Holdings Inc.	3,300	142
*	Donnelley Financial Solutions Inc.	2,100	131
*	Enova International Inc.	2,290	127
	Eagle Bancorp Inc.	3,145	95
*	Green Dot Corp. Class A	8,900	88
	Bank of NT Butterfield & Son Ltd.	2,736	88
*	Open Lending Corp. Class A	9,477	81
	Mercury General Corp.	2,075	77
	PennyMac Mortgage Investment Trust	4,800	72
*	Repay Holdings Corp.	7,100	61
*	MBIA Inc.	6,700	41
	HomeTrust Bancshares Inc.	1,462	39
	Central Pacific Financial Corp.	1,800	35
*	Brighthouse Financial Inc.	600	32
	Citizens Financial Group Inc.	900	30
	Pathward Financial Inc.	400	21
			1,641,145
Health Care (10.8%)
	Merck & Co. Inc.	1,466,980	159,930
	Eli Lilly & Co.	265,774	154,925
	UnitedHealth Group Inc.	217,521	114,518
*	Centene Corp.	1,057,685	78,491
	AbbVie Inc.	494,647	76,655
	Amgen Inc.	265,926	76,592
	Humana Inc.	152,030	69,601
*	Boston Scientific Corp.	1,186,454	68,589
	Laboratory Corp. of America Holdings	288,505	65,574
*	Vertex Pharmaceuticals Inc.	160,959	65,493
	Johnson & Johnson	412,379	64,636
*	Edwards Lifesciences Corp.	728,287	55,532
	Pfizer Inc.	1,577,100	45,405
	Elevance Health Inc.	90,646	42,745
*	Incyte Corp.	417,280	26,201
	Stryker Corp.	75,930	22,738

		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	423,028	21,706
	Gilead Sciences Inc.	245,300	19,872
	CVS Health Corp.	202,857	16,018
	Becton Dickinson & Co.	63,400	15,459
*	IQVIA Holdings Inc.	63,070	14,593
	Abbott Laboratories	124,428	13,696
	Zoetis Inc.	67,890	13,399
	Thermo Fisher Scientific Inc.	16,200	8,599
	HCA Healthcare Inc.	31,344	8,484
*	Illumina Inc.	59,820	8,329
*	Regeneron Pharmaceuticals Inc.	9,400	8,256
*	ACADIA Pharmaceuticals Inc.	247,200	7,740
	Medtronic plc	83,600	6,887
*	Molina Healthcare Inc.	17,320	6,258
	Agilent Technologies Inc.	40,200	5,589
*	Medpace Holdings Inc.	17,024	5,218
	Zimmer Biomet Holdings Inc.	41,120	5,004
	Alcon Inc.	50,521	3,947
*	Hologic Inc.	55,100	3,937
*	Inspire Medical Systems Inc.	19,300	3,926
	Patterson Cos. Inc.	121,700	3,462
	Cencora Inc.	12,100	2,485
*	Corcept Therapeutics Inc.	75,400	2,449
*	Insulet Corp.	10,360	2,248
	Cigna Group	7,440	2,228
*	Sarepta Therapeutics Inc.	21,757	2,098
*	Nevro Corp.	96,700	2,081
	Revvity Inc.	17,600	1,924
	Embecta Corp.	101,100	1,914
	McKesson Corp.	3,800	1,759
	ResMed Inc.	9,500	1,634
*	Biohaven Ltd.	33,700	1,442
	Baxter International Inc.	34,682	1,341
*	Alkermes plc	47,100	1,307
*	Veradigm Inc.	123,900	1,300
*	Vir Biotechnology Inc.	100,100	1,007
*	Owens & Minor Inc.	44,800	863
	Danaher Corp.	3,600	833
*	Myriad Genetics Inc.	41,000	785
*	Zimvie Inc.	37,337	663
*	Integra LifeSciences Holdings Corp.	12,700	553
*	PTC Therapeutics Inc.	17,500	482
*	Exelixis Inc.	19,700	473
*	LivaNova plc	9,100	471
*	QIAGEN NV	10,000	434
*	Maravai LifeSciences Holdings Inc. Class A	66,100	433
*	Semler Scientific Inc.	8,999	399
*	TG Therapeutics Inc.	23,200	396
*	Pediatrix Medical Group Inc.	41,300	384
*	Quanterix Corp.	12,800	350
*	OmniAb Inc.	55,400	342
*	Silk Road Medical Inc.	25,700	315
*	OptimizeRx Corp.	19,600	281
*	Enanta Pharmaceuticals Inc.	27,700	261
*	Lantheus Holdings Inc.	4,200	260
*	Travere Therapeutics Inc.	28,099	253
*	AngioDynamics Inc.	30,174	237
*	ModivCare Inc.	5,072	223

		Shares	Market Value ($000)
*	Fulcrum Therapeutics Inc.	29,400	198
*	Neogen Corp.	9,600	193
*	Mettler-Toledo International Inc.	150	182
	West Pharmaceutical Services Inc.	500	176
	DENTSPLY SIRONA Inc.	4,900	174
*	Sage Therapeutics Inc.	7,600	165
	Cardinal Health Inc.	1,549	156
*	Brookdale Senior Living Inc.	23,300	136
*	Codexis Inc.	42,437	129
*	Amylyx Pharmaceuticals Inc.	8,700	128
*	C4 Therapeutics Inc.	20,000	113
*	Community Health Systems Inc.	35,400	111
*	Kodiak Sciences Inc.	34,489	105
*	Vanda Pharmaceuticals Inc.	24,700	104
*	Fate Therapeutics Inc.	26,300	98
*	OPKO Health Inc.	63,980	97
*	uniQure NV	13,300	90
*	Accuray Inc.	26,300	74
*	Stoke Therapeutics Inc.	13,155	69
*	Novocure Ltd.	4,200	63
*	Cross Country Healthcare Inc.	2,100	48
*	Allakos Inc.	15,800	43
*	CorMedix Inc.	10,200	38
*	Mural Oncology plc	5,913	35
*	Joint Corp.	3,500	34
*	MiMedx Group Inc.	3,300	29
*	ADMA Biologics Inc.	5,957	27
*	Biogen Inc.	100	26
*	R1 RCM Inc.	2,300	24
*	Revance Therapeutics Inc.	1,900	17
*	NanoString Technologies Inc.	21,652	16
*	Atara Biotherapeutics Inc.	21,000	11
*	Avidity Biosciences Inc.	800	7
*	Enhabit Inc.	700	7
*	CareDx Inc.	335	4
*	Lexicon Pharmaceuticals Inc.	2,700	4
*	Taro Pharmaceutical Industries Ltd.	100	4
*,1	Radius Health Inc. CVR	17,800	1
*	Scilex Holding Co. (XNCM)	65	—
			1,427,848
Industrials (8.7%)
	General Dynamics Corp.	468,061	121,541
	Lockheed Martin Corp.	135,100	61,233
	Caterpillar Inc.	201,988	59,722
	Westinghouse Air Brake Technologies Corp.	413,536	52,478
	Trane Technologies plc	212,101	51,731
*	Builders FirstSource Inc.	302,238	50,456
	Automatic Data Processing Inc.	196,618	45,806
	Leidos Holdings Inc.	417,927	45,236
	Fortive Corp.	564,545	41,567
*	Uber Technologies Inc.	657,880	40,506
	WW Grainger Inc.	47,137	39,062
	PACCAR Inc.	342,019	33,398
	Textron Inc.	365,160	29,366
	Fastenal Co.	449,503	29,114
	General Electric Co.	225,930	28,835
	Otis Worldwide Corp.	306,878	27,456
	Cintas Corp.	41,562	25,048

		Shares	Market Value ($000)
*	Boeing Co.	93,560	24,387
	Parker-Hannifin Corp.	50,367	23,204
	Johnson Controls International plc	388,400	22,387
	Xylem Inc.	177,200	20,265
	Paychex Inc.	166,680	19,853
	Eaton Corp. plc	80,690	19,432
	Deere & Co.	43,800	17,514
	Howmet Aerospace Inc.	296,900	16,068
	Northrop Grumman Corp.	33,200	15,542
	3M Co.	138,525	15,144
	Snap-on Inc.	41,400	11,958
	Waste Management Inc.	65,860	11,796
	Republic Services Inc.	68,000	11,214
	A O Smith Corp.	131,870	10,871
	Carrier Global Corp.	182,402	10,479
	United Parcel Service Inc. Class B (XNYS)	63,985	10,060
	Emerson Electric Co.	83,600	8,137
	L3Harris Technologies Inc.	33,587	7,074
	FedEx Corp.	27,171	6,873
	Verisk Analytics Inc.	25,561	6,106
	Paycom Software Inc.	27,300	5,643
	Union Pacific Corp.	20,700	5,084
*	Fluor Corp.	128,200	5,022
	Illinois Tool Works Inc.	17,917	4,693
	Ingersoll Rand Inc. (XYNS)	52,400	4,053
	TransDigm Group Inc.	3,840	3,885
	RTX Corp.	43,734	3,680
	Encore Wire Corp.	16,573	3,540
	AMETEK Inc.	21,400	3,529
*	Parsons Corp.	55,500	3,480
	Pentair plc	44,494	3,235
*	Masterbrand Inc.	207,116	3,076
	Valmont Industries Inc.	9,896	2,311
	Wabash National Corp.	87,700	2,247
*	WillScot Mobile Mini Holdings Corp.	35,700	1,589
	Delta Air Lines Inc.	33,900	1,364
	Advanced Drainage Systems Inc.	8,200	1,153
*	AerCap Holdings NV	15,500	1,152
*	Legalzoom.com Inc.	99,600	1,125
	KBR Inc.	19,500	1,080
*	Triumph Group Inc.	63,661	1,055
	Honeywell International Inc.	5,000	1,049
	Griffon Corp.	16,500	1,006
	Shyft Group Inc.	81,392	995
	Brady Corp. Class A	13,500	792
	Owens Corning	5,200	771
	REV Group Inc.	40,900	743
*	Atkore Inc.	4,473	716
*	Air Transport Services Group Inc.	31,100	548
*	Kirby Corp.	6,900	542
*	Conduent Inc.	143,100	522
*	CACI International Inc. Class A	1,600	518
	Copa Holdings SA Class A	4,700	500
	MillerKnoll Inc.	17,500	467
	WESCO International Inc.	2,600	452
*	Enviri Corp.	46,500	419
*	American Superconductor Corp.	37,500	418
	Hexcel Corp.	5,600	413

		Shares	Market Value ($000)
	Enerpac Tool Group Corp.	12,800	398
	Expeditors International of Washington Inc.	2,800	356
	Woodward Inc.	2,400	327
*	American Airlines Group Inc.	20,188	277
*	Gates Industrial Corp. plc	20,600	276
	Ferguson plc	1,401	270
*	PGT Innovations Inc.	6,600	269
*	TrueBlue Inc.	16,757	257
	Dover Corp.	1,600	246
	TTEC Holdings Inc.	10,100	219
	Marten Transport Ltd.	10,100	212
*	RXO Inc.	8,353	194
	Pitney Bowes Inc.	43,400	191
	Greenbrier Cos. Inc.	4,200	186
	CH Robinson Worldwide Inc.	2,100	181
*	Trex Co. Inc.	2,079	172
	MDU Resources Group Inc.	8,446	167
	Allegion plc	1,100	139
*	Driven Brands Holdings Inc.	9,700	138
*	Titan International Inc.	8,390	125
*	Babcock & Wilcox Enterprises Inc.	72,400	106
	Rush Enterprises Inc. Class A	1,900	96
*	TELUS International CDA Inc.	8,600	74
*	Kornit Digital Ltd.	3,500	67
	Tennant Co.	700	65
	Schneider National Inc. Class B	2,300	59
	Allison Transmission Holdings Inc.	1,000	58
*	Northwest Pipe Co.	1,800	54
*	Great Lakes Dredge & Dock Corp.	6,800	52
*	Hudson Technologies Inc.	2,800	38
*	IBEX Holdings Ltd.	1,787	34
	Covenant Logistics Group Inc.	700	32
*	Quad/Graphics Inc.	5,264	29
	Veralto Corp.	300	25
	Mueller Industries Inc.	300	14
*	Franklin Covey Co.	159	7
			1,149,196
Information Technology (29.8%)
	Microsoft Corp.	2,454,571	923,017
	Apple Inc.	3,383,960	651,514
	NVIDIA Corp.	876,693	434,156
*	Advanced Micro Devices Inc.	1,004,272	148,040
	Broadcom Inc.	108,507	121,121
	Texas Instruments Inc.	695,974	118,636
*	Adobe Inc.	191,402	114,190
*	ServiceNow Inc.	152,390	107,662
	Accenture plc Class A	291,613	102,330
	Intuit Inc.	151,991	94,999
	KLA Corp.	149,087	86,664
*	Salesforce Inc.	305,030	80,266
	Micron Technology Inc.	885,878	75,601
*	Synopsys Inc.	141,719	72,973
*	Arista Networks Inc.	306,472	72,177
	Cisco Systems Inc.	1,246,658	62,981
*	Autodesk Inc.	256,680	62,496
*	ON Semiconductor Corp.	667,259	55,736
*	MongoDB Inc.	127,182	51,998
	Marvell Technology Inc.	683,605	41,228

		Shares	Market Value ($000)
*	Akamai Technologies Inc.	300,350	35,546
*	VeriSign Inc.	166,886	34,372
	Applied Materials Inc.	184,660	29,928
*	Palo Alto Networks Inc.	94,610	27,899
*	Cadence Design Systems Inc.	98,010	26,695
	NXP Semiconductors NV	115,486	26,525
*	Fortinet Inc.	382,300	22,376
	International Business Machines Corp.	118,650	19,405
	QUALCOMM Inc.	130,370	18,855
	NetApp Inc.	190,670	16,809
*	Enphase Energy Inc.	124,400	16,438
	Oracle Corp.	146,690	15,466
	Vontier Corp.	316,690	10,942
	Dell Technologies Inc. Class C	138,000	10,557
*	Palantir Technologies Inc. Class A	594,300	10,204
*	Gartner Inc.	21,340	9,627
	Intel Corp.	178,580	8,974
*	Flex Ltd.	266,000	8,102
	Microchip Technology Inc.	76,400	6,890
	Gen Digital Inc. (XNGS)	299,010	6,823
*	ANSYS Inc.	17,240	6,256
	Amphenol Corp. Class A	60,600	6,007
	Amdocs Ltd.	60,400	5,309
*	DocuSign Inc.	80,300	4,774
	HP Inc.	154,100	4,637
	InterDigital Inc.	39,200	4,255
*	Kyndryl Holdings Inc.	196,300	4,079
	Lam Research Corp.	5,196	4,070
*	Check Point Software Technologies Ltd.	24,600	3,759
	Cognizant Technology Solutions Corp. Class A	48,180	3,639
*	Teradata Corp.	77,400	3,368
*	Fair Isaac Corp.	2,800	3,259
*	MaxLinear Inc.	124,900	2,969
	Teradyne Inc.	25,800	2,800
	Motorola Solutions Inc.	7,100	2,223
*	Sanmina Corp.	37,600	1,931
*	Canadian Solar Inc.	72,100	1,891
*	Photronics Inc.	56,100	1,760
*	NetScout Systems Inc.	65,600	1,440
*	Western Digital Corp.	26,900	1,409
*	Tower Semiconductor Ltd.	45,500	1,389
*	Digital Turbine Inc.	164,400	1,128
*	Maxeon Solar Technologies Ltd.	150,300	1,078
*	Varonis Systems Inc.	21,700	983
*	Qorvo Inc.	8,600	968
*	Yext Inc.	155,700	917
*	Keysight Technologies Inc.	5,500	875
*	Pure Storage Inc. Class A	24,400	870
*	Box Inc. Class A	31,900	817
*	Trimble Inc.	13,100	697
*	Workiva Inc.	5,700	579
*	Credo Technology Group Holding Ltd.	29,400	572
*	Appfolio Inc. Class A	3,100	537
	Amkor Technology Inc.	15,900	529
*	Q2 Holdings Inc.	11,300	491
*	First Solar Inc.	2,500	431
*	ACI Worldwide Inc.	12,700	389
*	Nutanix Inc. Class A	7,000	334

		Shares	Market Value ($000)
	Badger Meter Inc.	2,100	324
*	Appian Corp. Class A	8,500	320
*	Axcelis Technologies Inc.	2,400	311
*	TTM Technologies Inc.	19,400	307
*	Unisys Corp.	52,594	296
*	Lightspeed Commerce Inc. (XTSE)	14,000	294
*	Infinera Corp.	61,381	292
*	Veeco Instruments Inc.	7,970	247
*	Verint Systems Inc.	9,078	245
*	CommScope Holding Co. Inc.	83,700	236
*	LiveRamp Holdings Inc.	5,900	223
*	Rimini Street Inc.	68,170	223
*	Rapid7 Inc.	3,300	188
*	Itron Inc.	2,400	181
*	Upland Software Inc.	41,800	177
*	PDF Solutions Inc.	5,400	174
*	Consensus Cloud Solutions Inc.	6,245	164
	Corning Inc.	5,300	161
*	Expensify Inc. Class A	62,254	154
*	Kopin Corp.	69,109	140
	AudioCodes Ltd.	11,000	133
*	Daktronics Inc.	15,000	127
*	Everbridge Inc.	5,000	122
*	EPAM Systems Inc.	400	119
	Seagate Technology Holdings plc	1,400	119
	Methode Electronics Inc.	5,100	116
*	Domo Inc. Class B	9,750	100
*	Dynatrace Inc.	1,600	87
*	NETGEAR Inc.	5,892	86
*	Sprinklr Inc. Class A	6,300	76
*	Everspin Technologies Inc.	8,012	72
	CDW Corp.	300	68
*	WM Technology Inc.	72,585	52
*	Zuora Inc. Class A	4,400	41
*	Cognyte Software Ltd.	6,400	41
*	Brightcove Inc.	14,915	39
*	8x8 Inc.	9,900	37
*	SecureWorks Corp. Class A	4,850	36
*	DXC Technology Co.	1,400	32
*	Vertex Inc. Class A	800	22
*	Model N Inc.	700	19
*	Allegro MicroSystems Inc.	600	18
*	Grid Dynamics Holdings Inc.	1,000	13
	Immersion Corp.	1,200	8
			3,929,877
Materials (1.3%)
	Celanese Corp.	270,263	41,991
	Linde plc	83,765	34,403
	FMC Corp.	468,775	29,556
	Sherwin-Williams Co.	37,100	11,571
	Nucor Corp.	51,460	8,956
	Dow Inc.	132,500	7,266
	Corteva Inc.	139,300	6,675
	Freeport-McMoRan Inc.	149,200	6,351
	Mosaic Co.	129,500	4,627
	Huntsman Corp.	102,900	2,586
	Nutrien Ltd.	41,824	2,356
	LyondellBasell Industries NV Class A	22,300	2,120

		Shares	Market Value ($000)
	Vulcan Materials Co.	7,500	1,703
*	O-I Glass Inc.	56,500	925
	Air Products and Chemicals Inc.	3,371	923
	Newmont Corp.	21,430	887
	CRH plc	12,200	844
	Southern Copper Corp.	9,000	775
*	LSB Industries Inc.	67,200	626
	Steel Dynamics Inc.	4,900	579
	CF Industries Holdings Inc.	7,000	556
*	Intrepid Potash Inc.	22,900	547
*	Livent Corp.	28,500	512
	Louisiana-Pacific Corp.	6,900	489
	Commercial Metals Co.	7,700	385
	Martin Marietta Materials Inc.	760	379
	American Vanguard Corp.	33,800	371
	Franco-Nevada Corp.	3,300	366
	Orion SA	11,247	312
	Warrior Met Coal Inc.	4,611	281
	PPG Industries Inc.	1,300	194
	SunCoke Energy Inc.	17,400	187
*	Alto Ingredients Inc.	69,300	184
	Trinseo plc	14,300	120
*	Summit Materials Inc. Class A	2,200	85
*	Ranpak Holdings Corp.	13,100	76
	Sealed Air Corp.	1,400	51
*	Glatfelter Corp.	22,500	44
*	ATI Inc.	700	32
	Alcoa Corp.	900	31
	Valhi Inc.	895	14
			170,936
Other (0.7%)
	SPDR S&P 500 ETF Trust	182,776	86,875
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	2
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Achillion Pharmaceuticals Inc. CVR	400	—
*,1	Strongbridge Biopharm CVR	335	—
*,1	GCI Liberty Inc.	100	—
			86,877
Real Estate (1.0%)
	Welltower Inc.	519,851	46,875
	SBA Communications Corp.	59,760	15,160
	Host Hotels & Resorts Inc.	601,650	11,714
	American Tower Corp.	37,320	8,057
	Digital Realty Trust Inc.	38,600	5,195
	Healthpeak Properties Inc.	241,920	4,790
	VICI Properties Inc.	144,800	4,616
	Boston Properties Inc.	61,670	4,327
	Simon Property Group Inc.	30,200	4,308
	Regency Centers Corp.	46,127	3,090
*	CBRE Group Inc. Class A	29,500	2,746
	Prologis Inc.	13,300	1,773
*	CoStar Group Inc.	18,600	1,625
	Iron Mountain Inc.	21,100	1,477
	Equity Residential	22,900	1,401
	Equinix Inc.	1,700	1,369
	Crown Castle Inc.	11,600	1,336
	Phillips Edison & Co. Inc.	29,800	1,087

		Shares	Market Value ($000)
	First Industrial Realty Trust Inc.	19,800	1,043
*	Anywhere Real Estate Inc.	109,600	889
	Vornado Realty Trust	25,300	715
	Hudson Pacific Properties Inc.	61,700	574
	UDR Inc.	14,700	563
	Omega Healthcare Investors Inc.	18,332	562
	American Homes 4 Rent Class A	12,000	431
	Americold Realty Trust Inc.	14,000	424
	Newmark Group Inc. Class A	36,500	400
	Veris Residential Inc.	22,700	357
	Camden Property Trust	3,256	323
	Apartment Income REIT Corp.	6,154	214
	Douglas Elliman Inc.	64,600	191
	Public Storage	600	183
	Office Properties Income Trust	24,300	178
	Agree Realty Corp.	2,742	173
	Mid-America Apartment Communities Inc.	1,100	148
	Kimco Realty Corp.	6,900	147
	CareTrust REIT Inc.	6,300	141
	Industrial Logistics Properties Trust	20,573	97
*	Forestar Group Inc.	2,300	76
	Safehold Inc.	2,598	61
*	Apartment Investment and Management Co. Class A	6,500	51
	Brixmor Property Group Inc.	1,900	44
*	Five Point Holdings LLC Class A	1,622	5
			128,936
Utilities (1.2%)
	Exelon Corp.	2,934,481	105,348
	Consolidated Edison Inc.	200,669	18,255
	PG&E Corp.	284,000	5,121
	Sempra	52,400	3,916
	Duke Energy Corp.	28,600	2,775
	Edison International	33,400	2,388
	Pinnacle West Capital Corp.	30,306	2,177
	Evergy Inc.	36,900	1,926
	UGI Corp.	76,000	1,870
	CenterPoint Energy Inc.	64,000	1,828
	NRG Energy Inc.	33,700	1,742
	Entergy Corp.	16,800	1,700
	Southern Co.	22,500	1,578
	Dominion Energy Inc.	29,800	1,401
	National Fuel Gas Co.	23,000	1,154
	NextEra Energy Inc.	14,500	881
	Constellation Energy Corp.	6,900	807
	AES Corp.	33,700	649
	ALLETE Inc.	9,000	550
	PNM Resources Inc.	11,400	474
	WEC Energy Group Inc.	5,218	439
	DTE Energy Co.	3,100	342
	NiSource Inc.	10,300	273
	Clearway Energy Inc. Class C	4,100	112
	Alliant Energy Corp.	2,151	110
	New Jersey Resources Corp.	2,324	104
*	Montauk Renewables Inc.	11,500	102
	FirstEnergy Corp.	2,600	95

		Shares	Market Value ($000)
	Public Service Enterprise Group Inc.	1,400	86
			158,203
Total Common Stocks (Cost $9,035,848)			12,792,277
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.435% (Cost $336,639)	3,367,689	336,702
Total Investments (99.7%) (Cost $9,372,487)			13,128,979
Other Assets and Liabilities—Net (0.3%)			34,681
Net Assets (100%)			13,163,660
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $273,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $342,000 was received for securities on loan, of which $335,000 is held in Vanguard Market Liquidity Fund and $7,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	1,377	331,857	6,302
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,792,274	—	3	12,792,277
Temporary Cash Investments	336,702	—	—	336,702
Total	13,128,976	—	3	13,128,979
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,302	—	—	6,302
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.